Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 06, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	May 20, 2019
C000246458
Account Value [Line Items]
Line Graph and Table Measure Name	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Account Value	$ 12,946	$ 13,068	$ 14,013	$ 13,043	$ 12,484		$ 12,090	$ 10,959	$ 10,000
C000211432
Account Value [Line Items]
Line Graph and Table Measure Name	QRAFT AI-Enhanced U.S. Large Cap ETF
Account Value	$ 22,320					$ 20,102				$ 16,723	$ 16,588	$ 17,380	$ 11,284	$ 10,000
C000211433
Account Value [Line Items]
Line Graph and Table Measure Name	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Account Value	$ 21,434					19,814				15,526	14,834	18,693	10,999	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 13,025	$ 13,114	$ 13,699	$ 13,377	$ 12,633		$ 12,114	$ 10,958	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 21,567					19,239				15,685	15,278	15,245	10,443	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 21,567					$ 19,239				$ 15,685	$ 15,278	$ 15,245	$ 10,443	$ 10,000